Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Others, net
Gains/(losses) from fair value change of long-term investments	¥ 29,482,650	$ 4,518,414	¥ 3,495,709	¥ (1,512,979)
Government financial incentives	2,545,008		2,222,223	614,658
Gain from business and investment disposals	278,747	42,720	1,199,407	1,320,266
Impairment of investments	(207,571)	(31,812)	(1,954,031)	(593,138)
Foreign exchange gains/(losses), net	(89,992)	(13,792)	124,070	(192,491)
Others	547,597		287,931	458,859
Total	¥ 32,556,439	$ 4,989,493	¥ 5,375,309	¥ 95,175